Leases - Summary of Future Minimum Rental Payments Under Non-cancelable Leases (Detail) - MBJA and PACKAL [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	$ 45,700	$ 52,234	$ 40,159
Less Than One Year [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	14,432	11,451	9,979
Less Than Two Years [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	13,974	10,129	8,029
Less Than Three Years [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	12,835	9,341	7,394
Less Than Four Years [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	4,302	9,044	7,253
Later than four years and not later than five years [Member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	157	6,021	6,514
More than five years [Member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	$ 0	$ 6,248	$ 990